Directors and employees - Number of employees (Details) - employee	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Disclosure of operating segments [line items]
Number of employees	60	44	37
Technical, research and development
Disclosure of operating segments [line items]
Number of employees	34	23	19
Corporate and administration
Disclosure of operating segments [line items]
Number of employees	26	21	18